File Nos. 333-283467

811-24014

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form
N-4
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[]
Post-Effective Amendment No. 2	[X]
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 22	[X]
USL Separate Account RS
(Exact Name of Registered Separate Account)
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
(Name of Insurance Company)
1133 Avenue of the Americas, 33rd Floor, New York, NY 10036
(Address of Insurance Company’s Principal Offices) (Zip Code)
Insurance Company’s Telephone Number, including Area Code: (713) 831-3575
Johnpaul S. Van Maele

The United States Life Insurance Company in the City of New York

2919 Allen Parkway, Houston, Texas 77019
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
☒
immediately upon filing pursuant to paragraph (b) of Rule 485
☐
on October 30, 2026 pursuant to paragraph (b) of Rule 485
☐
60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐
on (date) pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
☐
This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Check each box that appropriately characterizes the Registrant:
☐
New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
☐
Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
☐
If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of
Securities Act
☐
Insurance Company relying on Rule 12h-7 under the Exchange Act
☐
Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)
Title of Securities Being Registered:
Units of interest in USL Separate Account RS of The United States Life Insurance
Company in the City of New York under variable annuity contracts.

EXPLANATORY NOTE: The prospectus and Statement of Additional Information each dated May 1, 2026, as filed under
Form N-4, post-effective amendment No. 1 under the Securities Act of 1933 and Amendment No. 16 under the Investment
Company Act of 1940, File Nos.
333-283467
and 811-24014, filed May 1, 2026, are incorporated by reference.

SUPPLEMENT DATED OCTOBER 30, 2026
TO THE PROSPECTUSES AND SUMMARY
PROSPECTUSES, EACH DATED May 1, 2026
THE UNITED STATES LIFE INSURANCE COMPANY IN THE
CITY OF NEW YORK
USL SEPARATE ACCOUNT RS
Fixed and Variable Deferred Annuity Contracts
Portfolio Director
®
 NY
Series 1.60 to 12.60
This supplement updates certain information in
 Appendix A—Investment Options Available Under the Contract (
“Appendix A”) for the above referenced prospectuses, updating summary prospectuses, and if applicable, initial summary prospectuses (collectively, the “Prospectus”). Except as indicated in this supplement, all other information included in the Prospectus and Appendix A, including the footnotes, remains unchanged. You should read this supplement in conjunction with your Prospectus and retain it for future reference. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.
In the “Key Information: Important Information You Should Consider About the Contract” section, the following changes are made:

•	In the “Ongoing Fees and Expenses (annual charges)” section of the “FEES AND EXPENSES” table, the minimum fee for Investment Options is 0.19% and the Lowest Annual Cost is $603.
•	In the “Ongoing Fees and Expenses (annual charges)” section of the “FEES AND EXPENSES” table, the maximum fee for Investment Options is 1.15% and the Highest Annual Cost is $1,592.
In the “Fee Tables” section in the prospectus and the “Additional Information About Fees” section in the initial summary prospectus, the following changes are made:

•	In the “Annual Fund Expenses” table, the minimum Annual Fund Expenses is 0.19%.
•	In the “Annual Fund Expenses” table, the maximum Annual Fund Expenses is 1.15%.
•	In the “Examples” section, the following replaces the fee examples applicable to your Contract.
The first set of examples assumes the most expensive combination of annual Contract expenses and annual Portfolio Company expenses. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$6,246	$9,928	$13,529	$18,642
Series 5 and 7
1 Year	3 Years	5 Years	10 Years
$6,232	$9,886	$13,457	$18,505
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,577	$4,898	$8,457	$18,505

(2) If you annuitize your Contract or you do not surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$1,592	$4,942	$8,529	$18,642
Series 5 and 7
1 Year	3 Years	5 Years	10 Years
$1,577	$4,898	$8,457	$18,505
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$1,577	$4,898	$8,457	$18,505
The second set of examples assumes the least expensive combination of annual Contract expenses and annual Portfolio Company expenses. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$5,316	$6,936	$8,373	$7,557
Series 5 and 7
1 Year	3 Years	5 Years	10 Years
$5,301	$6,892	$8,299	$7,412
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$603	$1,892	$3,299	$7,412
(2) If you annuitize your Contract or you do
not
surrender your Contract:

Series 1 and 9
1 Year	3 Years	5 Years	10 Years
$618	$1,936	$3,373	$7,557
Series 5 and 7
1 Year	3 Years	5 Years	10 Years
$603	$1,892	$3,299	$7,412
Series 2, 6, 11, and 12
1 Year	3 Years	5 Years	10 Years
$603	$1,892	$3,299	$7,412

Effective immediately, the following Portfolio Companies are hereby available as investment options under the Contract:

•	T. Rowe Price Retirement 2065 Fund - Advisor Class
•	T. Rowe Price Retirement 2070 Fund - Advisor Class
The following table replaces the current table in its entirety in Appendix A:

				Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s)1	Current Expenses	Platform Charge6		1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Man Large Cap Growth Fund3, 5 – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Numeric Investors LLC	1.12%	None	1.12%	15.86%	11.19%	13.94%
	Capital Appreciation Fund2 Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.68%	None	0.68%	14.19%	14.69%	15.33%
	Dividend Value Fund2, 5 Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.67%	None	0.67%	18.21%	11.55%	10.40%
	Growth Fund2, 5 Adviser: VALIC Sub-Advisers: BlackRock	0.61%	None	0.61%	14.57%	11.57%	15.67%
	Large Cap Core Fund2 Adviser: VALIC Sub-Adviser: T. Rowe Price and JPMIM	0.68%	None	0.68%	9.81%	10.02%	14.27%
	Nasdaq-100® Index Fund2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.42%	None	0.42%	20.42%	14.73%	19.06%
	Stock Index Fund2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.22%	None	0.22%	17.55%	14.08%	14.46%
	Systematic Core Fund2, 5 Adviser: VALIC Sub-Adviser: GSAM	0.63%	None	0.63%	14.77%	12.45%	13.89%
	Systematic Growth Fund2, 5 Adviser: VALIC Sub-Advisers: GSAM and Wellington Management Company LLP	0.64%	None	0.64%	17.66%	10.29%	14.83%
	Systematic Value Fund2, 5 Adviser: VALIC Sub-Adviser: Wellington Management	0.64%	None	0.64%	17.41%	13.25%	10.31%

				Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s) 1	Current Expenses	Platform Charge 6		1 Year	5 Year	10 Year (or life of fund)
	U.S. Socially Responsible Fund 2 Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	14.73%	11.77%	12.91%
	Vanguard Windsor II Fund 3 – Investor Shares Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.33%	0.25%	0.58%	18.56%	12.89%	12.61%
Domestic Mid- Cap Equity	Ariel Appreciation Fund 3 – Investor Class Adviser: Ariel Investments, LLC	1.15%	None	1.15%	11.11%	7.57%	7.95%
	Mid Cap Strategic Growth Fund 2 Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.73%	None	0.73%	11.34%	7.88%	13.56%
	Mid Cap Value Fund 2 Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management	0.81%	None	0.81%	7.23%	10.19%	9.29%
	Mid Cap Index Fund 2 Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	6.95%	8.68%	10.34%
Domestic Small-Cap Equity	Ariel Fund 3 – Investor Class Adviser: Ariel	1.01%	None	1.01%	14.15%	9.36%	9.51%
	Small Cap Core Fund 2 Adviser: VALIC Sub-Adviser: Invesco Advisers, Inc.	0.83%	None	0.83%	-3.03%	6.57%	8.39%
	Small Cap Growth Fund 2, 5 Adviser: VALIC Sub-Advisers: American Century Investment Management, Inc. and T. Rowe Price Associates, Inc. and T. Rowe Price Investment Management, Inc.	0.88%	None	0.88%	9.20%	-2.35%	11.01%
	Small Cap Index Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.36%	None	0.36%	12.23%	5.69%	9.27%
	Small Cap Value Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.85%	None	0.85%	12.16%	9.55%	8.54%
Global Equity (International and Domestic)	Global Strategy Fund 2, 5 Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.63%	None	0.63%	20.73%	7.18%	5.85%
	International Socially Responsible Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.57%	None	0.57%	27.32%	7.80%	9.10%

				Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s) 1	Current Expenses	Platform Charge 6		1 Year	5 Year	10 Year (or life of fund)
International Equity	Emerging Economies Fund 2 Adviser: VALIC Sub-Adviser: BlackRock	0.99%	None	0.99%	30.11%	4.19%	8.04%
	International Equities Index Fund 2, 5 Adviser: VALIC Sub-Adviser: BlackRock	0.39%	None	0.39%	30.81%	8.47%	7.82%
	International Growth Fund 2, 5 Adviser: VALIC Sub-Advisers: MSIM Inc.	0.82%	None	0.82%	16.07%	1.86%	8.33%
	International Opportunities Fund 2, 5 Adviser: VALIC Sub-Advisers: Invesco and Wellington Management	1.05%	None	1.05%	27.46%	2.74%	6.76%
	International Value Fund 2, 5 Adviser: VALIC Sub-Advisers: GSAM and Columbia Management Investment Advisers, LLC	0.78%	None	0.78%	39.97%	10.60%	8.10%
Specialty	Global Real Estate Fund 2 Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co.	0.88%	None	0.88%	7.70%	1.77%	3.39%
	Invesco Balanced-Risk Commodity Strategy Fund 3, 5 – Class R5 Adviser: Invesco Advisers, Inc.	1.05%	None	1.05%	18.94%	9.41%	6.23%
	Science & Technology Fund 2, 5 Adviser: VALIC Sub-Advisers: Voya IM and BlackRock	0.91%	None	0.91%	22.57%	11.59%	18.92%
Hybrid (Equity and Fixed Income)	Aggressive Allocation Lifestyle Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.56%	None	0.56%	16.94%	8.73%	9.38%
	Asset Allocation Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.66%	None	0.66%	11.50%	8.17%	7.75%
	Conservative Allocation Lifestyle Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.60%	None	0.60%	11.79%	4.34%	5.85%
	Moderate Allocation Lifestyle Fund 2, 5 Adviser: VALIC Sub-Adviser: JPMIM	0.57%	None	0.57%	14.40%	7.01%	8.10%
	T. Rowe Price Retirement 2015 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.74%	None	0.74%	11.83%	5.05%	6.89%
	T. Rowe Price Retirement 2020 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.76%	None	0.76%	12.23%	5.34%	7.42%

				Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s) 1	Current Expenses	Platform Charge 6		1 Year	5 Year	10 Year (or life of fund)
	T. Rowe Price Retirement 2025 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.78%	None	0.78%	12.71%	5.76%	8.03%
	T. Rowe Price Retirement 2030 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.80%	None	0.80%	14.10%	6.51%	8.77%
	T. Rowe Price Retirement 2035 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.83%	None	0.83%	15.84%	7.42%	9.50%
	T. Rowe Price Retirement 2040 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	17.16%	8.17%	10.12%
	T. Rowe Price Retirement 2045 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	18.23%	8.77%	10.55%
	T. Rowe Price Retirement 2050 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.87%	None	0.87%	18.53%	8.95%	10.63%
	T. Rowe Price Retirement 2055 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	18.70%	8.97%	10.63%
	T. Rowe Price Retirement 2060 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	18.63%	8.96%	10.62%
	T. Rowe Price Retirement 2065 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	18.61%	9.11%	10.90%
	T. Rowe Price Retirement 2070 Fund 3 – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	21.26%	N/A	22.55%*
	Vanguard LifeStrategy 40/60 Fund 3, 4 – Investor Shares Adviser: The Vanguard Group, Inc.	0.10%	0.25%	0.35%	12.86%	4.24%	6.12%
	Vanguard LifeStrategy 80/20 Fund 3, 4 – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	19.63%	8.76%	10.03%
	Vanguard LifeStrategy 60/40 Fund 3, 4 – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	16.24%	6.49%	8.09%
	Vanguard Wellington Fund 3 – Investor Shares Adviser: Wellington Management	0.24%	0.25%	0.49%	16.48%	9.28%	10.02%
Fixed Income	Core Bond Fund 2 Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	7.64%	-0.16%	2.36%
	Goldman Sachs VIT Government Money Market Fund 5 – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	4.20%	3.18%	2.11%

				Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
Type/ Investment Objective	Portfolio Company and Adviser/Subadviser(s) 1	Current Expenses	Platform Charge 6		1 Year	5 Year	10 Year (or life of fund)
	Government Securities Fund 2 Adviser: VALIC Sub-Adviser: JPMIM	0.56%	None	0.56%	6.66%	-0.49%	1.41%

	High Yield Bond Fund 2, 5 Adviser: VALIC Sub-Adviser: Wellington Management Company LLP.	0.68%	None	0.68%	9.37%	4.20%	5.92%
	Inflation Protected Fund 2, 5 Adviser: VALIC Sub-Adviser: Wellington Management	0.53%	None	0.53%	6.00%	1.06%	2.86%
	International Government Bond Fund 2 Adviser: VALIC Sub-Adviser: PineBridge Investments LLC.	0.77%	None	0.77%	9.15%	-2.01%	1.64%
	Vanguard Long-Term Investment-Grade Fund 3 – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	7.18%	-3.74%	2.68%
	Vanguard Long-Term Treasury Fund 3 – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	5.54%	-7.30%	-0.04%
You should read the Fund prospectus for more detailed information about the Fund. The Fund prospectus may be obtained by visiting our website at
https://www.corebridgefinancial.com/rs/prospectus-and-reports/annuities or by calling us at
1-800-448-2542.
Please keep this supplement with your Prospectus.

Part C — Other InformatiON
Item 27.

Exhibit Number	Description	Location
(a)	Board of Directors Resolution Establishing USL Separate Account RS on June 14, 2024	Incorporated by reference to Initial Registration Statement of Form N-4, File Nos. 333-283467 and 811-24014, filed on November 26, 2024, Accession No. 0001193125-24-266055.
(b)	Custodian Agreements	Not Applicable.
(c)	Distribution Agreement	Incorporated by reference to Post-Effective Amendment No. 24 and Amendment No. 24, File Nos. 333-178841 and 811-08810, filed on April 25, 2019, Accession No. 0001193125-19-119350.
(d)(1)	Specimen Certificate of Participation under Group Annuity Contract (Form UITG-525P-WSC)	Incorporated by reference to Pre-Effective Amendment No. 1 and Pre-Effective Amendment No. 4, File Nos. 333-283467 and 811-24014, filed on August 27, 2025, Accession No. 0001193125-25-189858.
(d)(2)	Specimen Group Annuity Contract (Form UITG-525-WSC)	Incorporated by reference to Pre-Effective Amendment No. 1 and Pre-Effective Amendment No. 4, File Nos. 333-283467 and 811-24014, filed on August 27, 2025, Accession No. 0001193125-25-189858.
(d)(3)	Specimen Certificate of Participation under Group Annuity Contract (Form UITG-525P)	Incorporated by reference to Pre-Effective Amendment No. 1 and Pre-Effective Amendment No. 4, File Nos. 333-283467 and 811-24014, filed on August 27, 2025, Accession No. 0001193125-25-189858.
(d)(4)	Specimen Group Annuity Contract (Form UITG-525)	Incorporated by reference to Pre-Effective Amendment No. 1 and Pre-Effective Amendment No. 4, File Nos. 333-283467 and 811-24014, filed on August 27, 2025, Accession No. 0001193125-25-189858.
(d)(5)	Specimen Certificate of Participation under Group Annuity Contract (Form UITG-525P-5PCMC)	Incorporated by reference to Pre-Effective Amendment No. 1 and Pre-Effective Amendment No. 4, File Nos. 333-283467 and 811-24014, filed on August 27, 2025, Accession No. 0001193125-25-189858.
(d)(6)	Specimen Group Annuity Contract (Form UITG-525-5PCMC)	Incorporated by reference to Pre-Effective Amendment No. 1 and Pre-Effective Amendment No. 4, File Nos. 333-283467 and 811-24014, filed on August 27, 2025, Accession No. 0001193125-25-189858.
(d)(7)	Specimen Certificate of Participation under Group Annuity Contract (Form UITG-525PSWMC)	Incorporated by reference to Pre-Effective Amendment No. 1 and Pre-Effective Amendment No. 4, File Nos. 333-283467 and 811-24014, filed on August 27, 2025, Accession No. 0001193125-25-189858.
(d)(8)	Specimen Group Annuity Contract. (Form UITG-525SWMC)	Incorporated by reference to Pre-Effective Amendment No. 1 and Pre-Effective Amendment No. 4, File Nos. 333-283467 and 811-24014, filed on August 27, 2025, Accession No. 0001193125-25-189858.
d(9)(i)	Specimen Group Annuity Contract (Form UITG-525-TRMC)
Incorporated by reference to Post-Effective Amendment
No. 1 to Form N-4 Registration Statement (File
Nos. 333-283467 and 811-24014) of USL Separate Account
RS filed on April 24, 2026, Accession
No. 0001193125-26-176406.

d(9)(ii)	Specimen Certificate of Participation under Group Annuity Contract (Form UITG-525P-TRMC)
Incorporated by reference to Post-Effective Amendment
No. 1 to Form N-4 Registration Statement (File
Nos. 333-283467 and 811-24014) of USL Separate Account
RS filed on April 24, 2026, Accession
No. 0001193125-26-176406.

d(10)	Specimen Group Annuity Data Page (Form UITG-525-5PCMC-DP)
Incorporated by reference to Post-Effective Amendment
No. 1 to Form N-4 Registration Statement (File
Nos. 333-283467 and 811-24014) of USL Separate Account
RS filed on April 24, 2026, Accession
No. 0001193125-26-176406.

Exhibit Number	Description	Location
d(11)(i)	Specimen Individual Retirement Account Contract(Form UIT-525 Contract)
Incorporated by reference to Post-Effective Amendment
No. 1 to Form N-4 Registration Statement (File
Nos. 333-283467 and 811-24014) of USL Separate Account
RS filed on April 24, 2026, Accession
No. 0001193125-26-176406.

d(11)(ii)	Specimen Individual Retirement Account Data Page (Form UIT-525-DP)
Incorporated by reference to Post-Effective Amendment
No. 1 to Form N-4 Registration Statement (File
Nos. 333-283467 and 811-24014) of USL Separate Account
RS filed on April 24, 2026, Accession
No. 0001193125-26-176406.

d(12)	Specimen Traditional Individual Retirement Account Annuity Endorsement Contract (Form USLE-6171 (4-24))
Incorporated by reference to Post-Effective Amendment
No. 1 to Form N-4 Registration Statement (File
Nos. 333-283467 and 811-24014) of USL Separate Account
RS filed on April 24, 2026, Accession
No. 0001193125-26-176406.

d(13)	Specimen (403)b Plan Endorsement Annuity Contract (Form PE-525-403-G)
Incorporated by reference to Post-Effective Amendment
No. 1 to Form N-4 Registration Statement (File
Nos. 333-283467 and 811-24014) of USL Separate Account
RS filed on April 24, 2026, Accession
No. 0001193125-26-176406.

d(14)	Specimen Qualified Plan Endorsement Annuity Contract (Form PE-525-Q)
Incorporated by reference to Post-Effective Amendment
No. 1 to Form N-4 Registration Statement (File
Nos. 333-283467 and 811-24014) of USL Separate Account
RS filed on April 24, 2026, Accession
No. 0001193125-26-176406.

d(15)	Specimen 415 Plan Endorsement Annuity Contract (Form PE-525-415)
Incorporated by reference to Post-Effective Amendment
No. 1 to Form N-4 Registration Statement (File
Nos. 333-283467 and 811-24014) of USL Separate Account
RS filed on April 24, 2026, Accession
No. 0001193125-26-176406.

d(16)	Specimen Unfunded Plan Endorsement Annuity Contract (Form PE-525-UF)
Incorporated by reference to Post-Effective Amendment
No. 1 to Form N-4 Registration Statement (File
Nos. 333-283467 and 811-24014) of USL Separate Account
RS filed on April 24, 2026, Accession
No. 0001193125-26-176406.

d(17)	Specimen Section 72 Plan Endorsement Annuity Contract (Form PE-525-72)
Incorporated by reference to Post-Effective Amendment
No. 1 to Form N-4 Registration Statement (File
Nos. 333-283467 and 811-24014) of USL Separate Account
RS filed on April 24, 2026, Accession
No. 0001193125-26-176406.

d(18)	Specimen ERISA Loan Endorsement Annuity Contract (Form LE-ERISA-525-NY)
Incorporated by reference to Post-Effective Amendment
No. 1 to Form N-4 Registration Statement (File
Nos. 333-283467 and 811-24014) of USL Separate Account
RS filed on April 24, 2026, Accession
No. 0001193125-26-176406.

d(19)	Specimen Non-ERISA Loan Endorsement Annuity Contract (Form LE-NONERISA-525-NY)
Incorporated by reference to Post-Effective Amendment
No. 1 to Form N-4 Registration Statement (File
Nos. 333-283467 and 811-24014) of USL Separate Account
RS filed on April 24, 2026, Accession
No. 0001193125-26-176406.

(e)	Specimen Group Master Application	Incorporated by reference to Pre-Effective Amendment No. 1 and Pre-Effective Amendment No. 4, File Nos. 333-283467 and 811-24014, filed on August 27, 2025, Accession No. 0001193125-25-189858.
(f)(1)	Copy of the Bylaws of the United States Life Insurance Company in the City of New York, amended and restated December 14, 2010	Incorporated by reference to Post-Effective AmendmentNo. 1 and Amendment No. 2, File Nos. 333-171493 and811-04865-01, filed on May 2, 2011, AccessionNo. 0001193125-11-120900.
(g)	Reinsurance Contracts	Not Applicable.

Exhibit Number	Description	Location
(h)(1)(i)	Participation Agreement between USL and American Beacon Funds, American Beacon Advisors, Inc., dated as of December 17, 2024	Incorporated by reference to Pre-Effective Amendment No. 1 and Pre-Effective Amendment No. 4, File Nos. 333-283467 and 811-24014, filed on August 27, 2025, Accession No. 0001193125-25-189858.
(h)(1)(ii)	Administrative Services Agreement between USL and American Beacon Funds, American Beacon Advisors, Inc., dated as of December 17, 2024	Incorporated by reference to Pre-Effective Amendment No. 1 and Pre-Effective Amendment No. 4, File Nos. 333-283467 and 811-24014, filed on August 27, 2025, Accession No. 0001193125-25-189858.
(h)(2)(i)	Participation Agreement between USL and Ariel Investment Trust, Ariel Distributors, LLC, and Ariel Distributors, Inc., dated as of October 2, 2024	Incorporated by reference to Pre-Effective Amendment No. 1 and Pre-Effective Amendment No. 4, File Nos. 333-283467 and 811-24014, filed on August 27, 2025, Accession No. 0001193125-25-189858.
(h)(2)(ii)	Administrative Services Agreement between USL and Ariel Investment Trust, Ariel Distributors, LLC, and Ariel Distributors, Inc., dated as of October 2, 2024	Incorporated by reference to Pre-Effective Amendment No. 1 and Pre-Effective Amendment No. 4, File Nos. 333-283467 and 811-24014, filed on August 27, 2025, Accession No. 0001193125-25-189858.
(h)(3)(i)	Participation Agreement between USL and Goldman Sachs Variable Insurance Trust, Goldman Sachs & CO. LLC., dated as of March 6, 2025	Incorporated by reference to Pre-Effective Amendment No. 1 and Pre-Effective Amendment No. 4, File Nos. 333-283467 and 811-24014, filed on August 27, 2025, Accession No. 0001193125-25-189858.
(h)(3)(ii)	Administration Services Agreement between USL and Goldman Sachs Asset Management, L.P., dated as of March 6. 2025	Incorporated by reference to Pre-Effective Amendment No. 1 and Pre-Effective Amendment No. 4, File Nos. 333-283467 and 811-24014, filed on August 27, 2025, Accession No. 0001193125-25-189858.
(h)(4)(i)	Participation Agreement between USL and Invesco Distributors Inc. and AIM Investment Funds (Invesco Investment Funds), dated as of April 2, 2025	Incorporated by reference to Pre-Effective Amendment No. 1 and Pre-Effective Amendment No. 4, File Nos. 333-283467 and 811-24014, filed on August 27, 2025, Accession No. 0001193125-25-189858.
(h)(4)(ii)	Administrative Services Agreement between USL and Invesco Distributors, Inc., dated as of April 2, 2025	Incorporated by reference to Pre-Effective Amendment No. 1 and Pre-Effective Amendment No. 4, File Nos. 333-283467 and 811-24014, filed on August 27, 2025, Accession No. 0001193125-25-189858.
(h)(4)(iii)	Sub-Accounting Agreement between USL and Invesco Investment Services, Inc., dated as of April 2, 2025	Incorporated by reference to Pre-Effective Amendment No. 1 and Pre-Effective Amendment No. 4, File Nos. 333-283467 and 811-24014, filed on August 27, 2025, Accession No. 0001193125-25-189858.
(h)(5)(i)	Participation Agreement between USL and T. Rowe Price Investment Services Inc., T. Rowe Price Services Inc., and T. Rowe Price Associates, Inc., dated as of January 16, 2025	Incorporated by reference to Pre-Effective Amendment No. 1 and Pre-Effective Amendment No. 4, File Nos. 333-283467 and 811-24014, filed on August 27, 2025, Accession No. 0001193125-25-189858.
(h)(5)(ii)	Administration Servies Agreement between USL and T. Rowe Price Investment Services, Inc., and T. Rowe Price Services, Inc., dated as of January 16, 2025	Incorporated by reference to Pre-Effective Amendment No. 1 and Pre-Effective Amendment No. 4, File Nos. 333-283467 and 811-24014, filed on August 27, 2025, Accession No. 0001193125-25-189858.
(h)(6)(i)	Participation Agreement between USL and The Vanguard Group, Inc., dated as of March 13, 2025	Incorporated by reference to Pre-Effective Amendment No. 1 and Pre-Effective Amendment No. 4, File Nos. 333-283467 and 811-24014, filed on August 27, 2025, Accession No. 0001193125-25-189858.
h(7)	Participation Agreement between VALIC Company I and USL dated as of July 1, 2025
Incorporated by reference to Post-Effective Amendment
No. 1 to Form N-4 Registration Statement (File
Nos. 333-283467 and 811-24014) of USL Separate Account
RS filed on April 24, 2026, Accession
No. 0001193125-26-176406.

(i)	Administrative Contracts	Not Applicable.
(j)	Other Material Contracts	Not Applicable.

Exhibit Number	Description	Location
(k)	Legal Opinion	Incorporated by reference to Pre-Effective Amendment No. 1 and Pre-Effective Amendment No. 4, File Nos. 333-283467 and 811-24014, filed on August 27, 2025, Accession No. 0001193125-25-189858.
(l)	Consent of Independent Registered Public Accounting Firm- PricewaterhouseCoopers LLP.	Filed herewith
(m)	Omitted Financial Statements	None.
(n)	Initial Capital Agreements	Not Applicable.
(o)	Form of Initial Summary Prospectus	Incorporated by reference to Pre-Effective Amendment No. 1 and Pre-Effective Amendment No. 4, File Nos. 333-283467 and 811-24014, filed on August 27, 2025, Accession No. 0001193125-25-189858.
(p)	Power of Attorney — The United States Life Insurance Company in the City of New York	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4, File No. 333-284520, filed on October 24, 2025, Accession No. 0001193125-26-016617.
Item 28.  Directors and Officers of the Insurance Company
The directors and principal officers of the Company are set forth below. The business address of each officer and director is 1133 Avenue of the Americas, 33rd Floor, New York, NY 10036, unless otherwise noted.
Names, Positions and Offices Held with Depositor
Christopher B. Smith* (6)	Director, Chairman of the Board, and President
John P. Bryne* (3)	President, Financial Distributor
Terri N. Fiedler* (3)	President, Group Retirement
Jonathan J. Novak* (1)	Director, President, Institutional Markets
Bryan A. Pinsky* (2)	Director, President, Individual Retirement
Steven D. (“Doug”) Caldwell, Jr.*	Executive Vice President and Chief Risk Officer
David Ditillo* (4)	Executive Vice President and Chief Information Officer
Lisa M. Longino*	Executive Vice President and Chief Investment Officer
Elizabeth B. Cropper*(6)	Executive Vice President and Chief Human Resources Officer
Christopher P. Filiaggi*	Senior Vice President and Chief Financial Officer
Emily W. Gingrich*	Senior Vice President, Chief Actuary and Corporate Illustration Actuary
Patricia M. Schwartz* (2)	Senior Vice President, Head of Valuation and Financial Reporting, and Appointed Actuary
Christopher V. Muchmore (2)	Senior Vice President, Chief Financial Officer, Individual Retirement
Sai P. Raman (5)	Senior Vice President, Institutional Markets
Eric G Tarnow	Senior Vice President, Head of Life Insurance
Mallary L. Reznik (2)	Senior Vice President, General Counsel and Assistant Secretary
Stephen Brenneman	Senior Vice President, Individual Retirement Products
Johnathan A. Gold (6)	Senior Vice President and Deputy Investment Officer
Kevin J. Adamson (4)	Senior Vice President
Brigitte K. Lenz*	Vice President and Controller
Jennifer Powell (3)	Vice President and Chief Compliance Officer, and 38a-1 Compliance Officer
Brian O. Moon* (6)	Vice President and Treasurer
Mersini G. Keller	Vice President and Tax Officer
Angel R. Ramos (3)	Vice President and Tax Officer
Aimy T. Tran (2)	Vice President, Product Filing
Tyra G. Wheatley (3)	Vice President, Product Filing
Barbara L. Rayll (3)	Vice President, Business Case Development
Korey L. Dalton (1)	Vice President
Christopher J. Hobson (2)	Vice President

Names, Positions and Offices Held with Depositor
Jennifer N. Miller (1)	Vice President
Mary Brodd*	Vice President and Corporate Secretary
Jeannette N. Pina	Assistant Secretary
Donald M. Spence	Assistant Secretary
Marjorie D. Brothers (3)	Assistant Secretary
Alison Chen (1)	Assistant Secretary
William Langston (6)	Assistant Secretary
Ami Shah	Anti-Money Laundering and Economic Sanctions Compliance Officer
Joey D. Zhou (3)	Illustration Actuary
Michael F. Mulligan (1)	Head of International Pension Risk Transfer
Ethan D. Bronsnick (6)	Head of U.S. Pension Risk Transfer
Aileen V. Apuy (2)	Senior Manager, Product Regulatory Compliance
Connie C. Merer (2)	Assistant Manager, State Filings
Melissa H. Cozart (3)	Privacy Officer
Thomas Bartolomeo (4)	Chief Information Security Officer

(1)
10880 Wilshire Boulevard, Suite 1101, Los Angeles, CA 90024
(2)
21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367
(3)
2919 Allen Parkway, Woodson Tower, Houston, TX 77019
(4)
3211 Shannon Road, Durham, NC 27707
(5)
401 Meritt 7, Norwalk, CT 06897
(6)
30 Hudson Street, Jersey City, NJ 07302
Item 29. Persons Controlled by or Under Common Control with Insurance Company or the Registered Separate Account
The Registered Separate Account is a separate account of The United States Life Insurance Company in the City of New York (“Insurance Company”). The Insurance Company is an indirect, wholly owned subsidiary of Corebridge Financial, Inc. (“Corebridge”). An organizational chart for Corebridge can be found as Exhibit 21 in Corebridge Form 10-k, SEC File No. 001-41504, Accession No. 0001889539-26-000022, filed on February 11, 2026. Exhibit 21 is incorporated herein by reference.
Item 30.  Indemnification
Insofar as indemnification for liability arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the Registered Separate Account pursuant to the foregoing provisions, or otherwise, the Registered Separate Account has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registered Separate Account of expenses incurred or paid by a director, officer or controlling person of the Registered Separate Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registered Separate Account will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
The United States Life Insurance Company in the City of New York
To the full extent authorized by law, The United States Life Insurance Company in the City of New York shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of The United States Life Insurance Company in the City of New York. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.
Item 31.  Principal Underwriter
(a)  Corebridge Capital Services, Inc. acts as distributor for the following investment companies:

American General Life Insurance Company
Variable Separate Account
Variable Annuity Account Five
Variable Annuity Account Seven
Variable Annuity Account Nine
Variable Annuity Account Ten
AG Separate Account D
AGL Separate Account I of AGL
AGL Separate Account VL-R
The United States Life Insurance Company in the City of New York
FS Variable Separate Account
FS Variable Annuity Account Five
USL Separate Account USL VL-R
USL Separate Account USL A
USL Separate Account RS
The Variable Annuity Life Insurance Company
Variable Annuity Life Insurance Co Separate Account A
VALIC Company 1
(b)  Directors, Officers and principal place of business:
Officer/Directors*	Position
Christina M. Nasta	Director, Chairman of the Board, President and Executive Chief Officer
John P. Byrne III (1)	Director
Nicholas G. Intrieri	Director
Ryan Tapak	Director
Cynthia L. Burnette (1)	Vice President, Chief Financial Officer, Chief Operations
Michael Fortey (1)	Chief Compliance Officer
Mersini G. Keller	Vice President, Tax Officer
Anish Cheeran (1)	Vice President, Tax Officer
Angel Ramos (1)	Vice President, Tax Officer
Mallary L. Reznik (2)	Vice President
Marjorie Brothers (1)	Assistant Secretary
Alison Chen (2)	Assistant Secretary
William Langston	Assistant Secretary
Mary Brodd	Vice President and Corporate Secretary
Jeannette N. Pina	Assistant Secretary
Donald M. Spence (1)	Assistant Secretary
* Unless otherwise indicated, the principal business address of Corebridge Capital Services, Inc. and of each of the above individuals is 30 Hudson Street, 16th Floor, Jersey City, NJ 07302.
Principal business address 2919 Allen Parkway, Houston, TX 77019
Principal business address 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997
(c)  Corebridge Capital Services, Inc. retains no compensation or commissions from the Registered Separate Account.
Item 32.  Location of Accounts and Records
All records referenced under Section 31(a) of the Investment Company Act of 1940, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of The United States Life Insurance Company in the City of New York located at 28 Liberty Street, Floor 47, New York, NY 10005-1400.
Item 33.  Management Services
Not Applicable.

Item 34. Fee Representation and Other Representations
Fee Representation
Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.
Other Representations
The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, USL Separate Account RS certifies that meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey, on this 29th of October 2026.
USL SEPARATE ACCOUNT RS
(Registered Separate Account)
BY: THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
(On behalf of the Registered Separate Account and itself)
BY:
* CHRISTOPHER P. FILIAGGI

CHRISTOPHER P. FILIAGGI
DIRECTOR, SENIOR VICE PRESIDENT, AND CHIEF FINANCIAL OFFICER
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
*CHRISTOPHER B. SMITH CHRISTOPHER B. SMITH	Director, Chairman of the Board, and President (Principal Executive Officer)	October 29, 2026

*CHRISTOPHER P. FILIAGGI CHRISTOPHER P. FILIAGGI	Director, Senior Vice President, and Chief Financial Officer (Principal Accounting Officer)(Principal Financial Officer)	October 29, 2026

*LISA M. LONGINO LISA M. LONGINO	Director	October 29, 2026

*JONATHAN J. NOVAK JONATHAN J. NOVAK	Director	October 29, 2026

*BRYAN A. PINSKY BRYAN A. PINSKY	Director	October 29, 2026

*WILLIAM J. CARR WILLIAM J. CARR	Director	October 29, 2026

*GLEN D. KELLER GLEN D. KELLER	Director	October 29, 2026

*SANDRA M. MCDERMOTT SANDRA M. MCDERMOTT	Director	October 29, 2026

*ERIC G. TARNOW ERIC G. TARNOW	Director	October 29, 2026

*BY:/s/ JOHNPAUL S. VAN MAELE JOHNPAUL S. VAN MAELE Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.	October 29, 2026